Investments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments (Textual) [Abstract]
Interest income recognized	$ 2	$ 1	$ 3
Average recorded investment	$ 14	16	30
No mortgage loans past due and still accruing	90 days
Available-for-sale securities, carrying value	$ 37,591	35,439
Proceeds from sales of available-for-sale securities	466	647	1,091
Gross realized gains	11	17	31
Gross realized losses	36	10	$ 50
Deposits [Member]
Investments (Textual) [Abstract]
Available-for-sale securities, carrying value	8	8
Available-for-sale securities, collateral value	538	$ 683
Mortgage loans, net of allowance [Member]
Investments (Textual) [Abstract]
Mortgage Loans	$ 0